Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares
Beginning balance	4,540	4,507
Granted	983	139	1,137
Exercised	(702)	(20)
Forfeited	(206)	(86)
Ending balance	4,615	4,540	4,507
Vested and expected to vest	4,559	4,327
Exercisable	3,549	4,540
Weighted average exercise price
Beginning balance	$ 7.29	$ 7.16
Granted	$ 10.66	$ 11.24
Exercised	$ 6.26	$ 1.33
Forfeited	$ 8.34	$ 7.89
Ending balance	$ 8.11	$ 7.29	$ 7.16
Vested and expected to vest at end of period	$ 8.04	$ 7.28
Exercisable at end of period	$ 7.52	$ 7.29
Remaining contractual term (years)
Outstanding	6 years 6 months 15 days	6 years 7 months 13 days	7 years 6 months 4 days
Vested and expected to vest at end of period	6 years 6 months 11 days	6 years 6 months 15 days
Exercisable at end of period	5 years 9 months 29 days	6 years 7 months 13 days
Aggregate Intrinsic Value
Beginning balance	$ 10,888	$ 17,213
Ending balance	44,801	10,888	17,213
Vested and expected to vest at end of period	26,344	10,008
Exercisable at end of period	$ 30,277	$ 10,888